Bank Loans (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Sep. 16, 2026 HKD ($)	Sep. 16, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024
Bank Loans [Line Items]
Bank loans	$ 30,289,459			$ 30,217,329
Borrowed amount		$ 21,000,000
Effective weighted average interest rates				2.856%	2.95%
Loan principals due year	1 year
Credit Facilities One [Member] | Line of Credit [Member]
Bank Loans [Line Items]
Total financing credit facilities	$ 50,830,780
Credit facilities unused	$ 20,541,321
Taipei Fubon Bank [Member]
Bank Loans [Line Items]
Borrowed amount			$ 54,000,000